Significant Events (Details) - Schedule of senior bonds	12 Months Ended
Dec. 31, 2021 CLP ($)
USD Bonds 1 [Member] | United States of America, Dollars
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	USD
Term (annual)	2 years and 10 months
Issuance rate (annual)	0.71%
Issuance date	Feb. 25, 2021
Amount	$ 50,000,000
Maturity date	Dec. 28, 2023
USD Bonds 2 [Member] | United States of America, Dollars
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	USD
Term (annual)	2 years and 11 months
Issuance rate (annual)	0.72%
Issuance date	Feb. 26, 2021
Amount	$ 100,000,000
Maturity date	Jan. 26, 2024
USD Bonds 3 [Member] | United States of America, Dollars
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	USD
Term (annual)	7 years
Issuance rate (annual)	2.05%
Issuance date	Jun. 09, 2020
Amount	$ 27,000,000
Maturity date	Jun. 09, 2028
USD Bonds 4 [Member] | United States of America, Dollars
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	USD
Term (annual)	5 years
Issuance rate (annual)	1.64%
Issuance date	Jul. 15, 2021
Amount	$ 16,000,000
Maturity date	Jul. 15, 2026
USD Bonds 5 [Member] | United States of America, Dollars
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	USD
Term (annual)	10 years
Issuance rate (annual)	3.18%
Issuance date	Oct. 21, 2021
Amount	$ 500,000,000
Maturity date	Oct. 26, 2031
USD Bonds [Member] | United States of America, Dollars
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	USD
Amount	$ 693,000,000
Bonds 1 [Member] | JPY [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	JPY
Term (annual)	5 years
Issuance rate (annual)	0.35%
Issuance date	May 13, 2021
Amount	$ 10,000,000,000
Maturity date	May 13, 2026
Bonds 2 [Member] | JPY [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	JPY
Term (annual)	4 years
Issuance rate (annual)	0.40%
Issuance date	Jul. 12, 2021
Amount	$ 2,000,000,000
Maturity date	Jul. 22, 2025
Bonds 3 [Member] | JPY [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	JPY
Term (annual)	4 years
Issuance rate (annual)	0.42%
Issuance date	Jul. 13, 2021
Amount	$ 10,000,000,000
Maturity date	Jul. 28, 2025
Bonds 4 [Member] | JPY [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	JPY
Term (annual)	4 years and 5 months
Issuance rate (annual)	0.48%
Issuance date	Nov. 08, 2021
Amount	$ 3,000,000,000
Maturity date	May 18, 2026
Bonds [Member] | JPY [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	JPY
Amount	$ 22,000,000,000
CHF Bonds 1 [Member] | CHF [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	CHF
Term (annual)	6 years
Issuance rate (annual)	0.33%
Issuance date	Jun. 22, 2021
Amount	$ 150,000,000
Maturity date	Jun. 27, 2027
CHF Bonds [Member] | CHF [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	CHF
Amount	$ 150,000,000